Related Parties - Schedule of Remuneration of Directors of the Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Directors [Member]
Schedule of Remuneration of Directors of the Company [Line Items]
Short term benefits	$ 286,887	$ 71,731	$ 228,400